UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

	Number of Shares	Value

COMMON STOCK 78.8%
CLOSED-END INVESTMENT COMPANY 0.5%
ProLogis European Properties (Netherlands)	48,400	$902,192
DIVERSIFIED 11.0%
Colonial Properties Trust	91,300	4,365,053
Entertainment Properties Trust	30,200	1,489,464
iStar Financial	67,400	2,810,580
Lexington Corporate Properties Trust	19,800	419,364
Spirit Finance Corp.	136,800	1,588,248
Vornado Realty Trust	90,400	9,853,600
		20,526,309
HEALTH CARE 13.9%
Health Care Property Investors	217,000	6,737,850
Health Care REIT	27,600	1,104,276
Healthcare Realty Trust	26,200	1,006,342
Medical Properties Trust	26,900	360,191
Nationwide Health Properties	157,300	4,206,202
Senior Housing Properties Trust	84,500	1,803,230
Ventas	281,700	10,856,718
		26,074,809
HOTEL 3.9%
Ashford Hospitality Trust	94,300	1,124,999
DiamondRock Hospitality Co.	99,100	1,646,051
Hospitality Properties Trust	60,400	2,850,880
Strategic Hotels & Resorts	86,700	1,723,596
		7,345,526

	Number of Shares	Value

INDUSTRIAL 0.2%
ING Industrial Fund (Australia)	190,571	$335,197
MORTGAGE 1.6%
Newcastle Investment Corp.	107,827	2,955,538
OFFICE 16.7%
American Financial Realty Trust	74,700	833,652
Brandywine Realty Trust	227,185	7,394,872
Equity Office Properties Trust	223,500	8,886,360
HRPT Properties Trust	121,800	1,455,510
Kilroy Realty Corp.	27,000	2,034,180
Mack-Cali Realty Corp.	131,100	6,790,980
Maguire Properties	93,000	3,788,820
		31,184,374
OFFICE/INDUSTRIAL 5.0%
Duke Realty Corp.	63,300	2,364,255
Liberty Property Trust	129,200	6,174,468
Parkway Properties	17,400	808,926
		9,347,649
RESIDENTIAL—APARTMENT 15.8%
American Campus Communities	53,369	1,361,443
Apartment Investment & Management Co.	23,100	1,256,871
Archstone-Smith Trust	92,361	5,028,133
AvalonBay Communities	59,400	7,151,760
Camden Property Trust	53,500	4,066,535
Education Realty Trust	68,400	1,009,584
GMH Communities Trust	49,900	629,738
Home Properties	75,800	4,332,728
Mid-America Apartment Communities	33,100	2,026,382
United Dominion Realty Trust	93,400	2,820,680
		29,683,854
SELF STORAGE 2.0%
Extra Space Storage	56,300	974,553
Sovran Self Storage	24,300	1,349,865
U-Store-It Trust	65,800	1,412,068
		3,736,486

	Number of Shares	Value

SHOPPING CENTER 8.2%
COMMUNITY CENTER 2.1%
Cedar Shopping Centers	90,200	$1,458,534
Inland Real Estate Corp.	55,300	968,856
Urstadt Biddle Properties—Class A	86,600	1,573,522
		4,000,912
REGIONAL MALL 6.1%
Glimcher Realty Trust	95,500	2,366,490
Macerich Co.	107,500	8,208,700
Pennsylvania REIT	17,130	729,224
		11,304,414
TOTAL SHOPPING CENTER		15,305,326
TOTAL COMMON STOCK (Identified cost—$80,524,700)		147,397,260
PREFERRED STOCK 19.7%
DIVERSIFIED 2.2%
Colonial Properties Trust, 8.125%, Series D	14,600	379,454
Colonial Properties Trust, 7.62%, Series E	49,500	1,254,825
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)	60,500	1,326,160
Digital Realty Trust, 8.50%, Series A	10,700	277,665
Digital Realty Trust, 7.875%, Series B	13,200	334,752
iStar Financial, 7.875%, Series E	25,000	638,875
		4,211,731
HEALTH CARE 3.4%
Health Care REIT, 7.625%, Series F	17,000	437,070
Nationwide Health Properties, 7.677%, Series A	47,000	4,751,700
Windrose Medical Properties Trust, 7.50%, Series A	38,800	1,086,400
		6,275,170

	Number of Shares	Value

HOTEL 1.7%
Eagle Hospitality Trust, 8.25%, Series A	10,600	$271,996
Strategic Hotels & Resorts, 8.50%, Series A	10,000	253,750
Strategic Hotels & Resorts, 8.25%, Series B	11,000	286,550
Strategic Hotels & Resorts, 8.25%, Series C	70,000	1,795,500
Sunstone Hotel Investors, 8.00%, Series A	22,000	558,800
		3,166,596
INDUSTRIAL 0.3%
EastGroup Properties, 7.95%, Series D	21,000	540,750
OFFICE 3.5%
Alexandria Real Estate Equities, 9.10%, Series B	10,900	276,206
Brandywine Realty Trust, 7.50%, Series C	9,028	227,054
Highwoods Properties, 8.625%, Series A	4,300	4,386,000
HRPT Properties Trust, 8.75%, Series B	52,800	1,367,520
SL Green Realty Corp., 7.625%, Series C	15,000	379,650
		6,636,430
OFFICE/INDUSTRIAL 0.1%
Duke Realty Corp., 6.625%, Series J	7,800	192,894
RESIDENTIAL—APARTMENT 2.2%
Apartment Investment & Management Co., 9.375%, Series G	113,200	3,002,064
Mid-America Apartment Communities, 8.30%, Series H	17,300	441,323
Post Properties, 8.50%, Series A	11,000	628,650
		4,072,037
SELF STORAGE 0.9%
Public Storage, 7.25%, Series I	29,600	767,232
Public Storage, 7.25%, Series K	36,300	935,088
		1,702,320

	Number of Shares	Value

SHOPPING CENTER 5.4%
COMMUNITY CENTER 1.7%
Cedar Shopping Centers, 8.875%, Series A	10,000	$265,900
Ramco-Gershenson Property Trust, 9.50%, Series B	11,600	310,474
Regency Centers Corp., 7.45%, Series C	34,800	893,664
Saul Centers, 8.00%, Series A	26,800	686,482
Urstadt Biddle Properties, 8.50%, Series C	4,000	430,000
Urstadt Biddle Properties, 7.50%, Series D	23,300	583,199
		3,169,719
REGIONAL MALL 3.7%
CBL & Associates Properties, 8.75%, Series B	13,000	670,215
CBL & Associates Properties, 7.75%, Series C	11,000	284,900
Glimcher Realty Trust, 8.125%, Series G	16,000	401,440
Mills Corp., 9.00%, Series B	40,200	860,280
Mills Corp., 8.75%, Series E	9,300	192,882
Pennsylvania REIT, 11.00%, Series A	55,400	3,058,080
Simon Property Group, 8.375%, Series J	13,000	807,950
Taubman Centers, 7.625%, Series H	25,900	666,019
		6,941,766
TOTAL SHOPPING CENTER		10,111,485
TOTAL PREFERRED STOCK (Identified cost—$34,023,390)		36,909,413

	Principal Amount

CORPORATE BONDS 0.5%
HEALTH CARE 0.3%
Ventas Realty LP/Capital Corp., 6.75%, due 4/1/17	$500,000	505,625
INDUSTRIAL 0.2%
ING Industrial Fund CLS, (Australia) 7.00%, due 4/2/07	AUD 552,420	428,412
TOTAL CORPORATE BONDS (Identified cost—$922,577)		934,037

		Principal Amount	Value

COMMERCIAL PAPER 0.7%
San Paolo U.S. Finance Co., 4.15%, due 10/2/06 (Identified cost—$1,421,836)		1,422,000	1,421,836

TOTAL INVESTMENTS (Identified cost—$116,892,503)	99.7%		186,662,546

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%		473,751

NET ASSETS (Equivalent to $20.23 per share based on 9,249,159 shares of common stock outstanding)	100.0%		$187,136,297

Glossary of Portfolio Abbreviation

AUD	Australia Dollar
CLS	Convertible Loan Securities
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ Jay J. Chen
	Name: Adam M. Derechin			Name: Jay J. Chen
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: November 20, 2006